PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2013
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	Thousands of Yen
	2012	2013
Leasehold improvements	¥109,141	¥112,296
Furniture and fixtures	95,476	99,520
Computers	336,338	873,716
Assets under capital lease, principally office equipment	5,153	19,706
Total	546,108	1,105,238
Accumulated depreciation	(169,345)	(315,914)
Property and equipment—net	¥376,763	¥789,324